Annual Total Returns - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund	Nov. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	May 13, 2021
Fidelity SAI High Income Fund
Bar Chart Table:
Annual Return 2022	(10.96%)